Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Depreciation, Depletion and Amortization	$ 6,000	$ 9,000
Gain (Loss) on Disposition of Property Plant Equipment, Total	$ 0	$ 3,000